Leases (Details Narrative)	5 Months Ended		7 Months Ended	8 Months Ended		12 Months Ended
	Jun. 10, 2021 USD ($)	May 28, 2021 USD ($)	Jul. 24, 2019 USD ($)	Aug. 30, 2021 USD ($)	Aug. 25, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Operating Lease, Liability						$ 243,804,000	$ 13,153,000
Operating Lease, Right-of-Use Asset						244,337,000	13,285,000
Time charter and voyage revenues						12,757,000	2,086,000	$ 918,000
Time charter and voyage revenues						713,175,000	$ 226,771,000	$ 219,379,000
Navios Acquisition [Member]
Defined Benefit Plan Disclosure [Line Items]
Time charter and voyage revenues					$ 82,477,000	$ 17,946,000
Bareboat charter-in contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Vessel name	Navios Star	Navios Amitie	Navios Libra	Nave Electron
Vessel year built	2021	2021	2019	2021
Vessel type	Panamax	Panamax	Panamax	VLCC
Vessel capacity in DWT	81,994	82,002	82,011	313,329
Lessee, Operating Lease, Description			ten-year
Charter hire daily rate	$ 5,900	$ 5,900	$ 6,000	$ 21,000
Bareboat charter-in contract [Member] | Baghdad and Erbil [Member]
Defined Benefit Plan Disclosure [Line Items]
Incremental borrowing rates				6.00%
Bareboat charter-in contract [Member] | Navios Libra [Member]
Defined Benefit Plan Disclosure [Line Items]
Incremental borrowing rates				7.00%
Bareboat charter-in contract [Member] | Navios Amite and Navios Star [Member]
Defined Benefit Plan Disclosure [Line Items]
Incremental borrowing rates				5.00%
Bareboat charter-in contract [Member] | Nave Electron [Member]
Defined Benefit Plan Disclosure [Line Items]
Incremental borrowing rates				4.00%
Bareboat charter-in contract [Member] | Navios Acquisition [Member] | Baghdad and Erbil [Member]
Defined Benefit Plan Disclosure [Line Items]
Lessee, Operating Lease, Description						12-year
Charter hire daily rate						$ 21,000
Bareboat charter-in contract [Member] | Navios Acquisition [Member] | Baghdad [Member]
Defined Benefit Plan Disclosure [Line Items]
Vessel year built						2020
Vessel type						VLCC
Vessel capacity in DWT						313,433
Bareboat charter-in contract [Member] | Navios Acquisition [Member] | Erbil [Member]
Defined Benefit Plan Disclosure [Line Items]
Vessel year built						2021
Vessel type						VLCC
Vessel capacity in DWT						313,486
Bareboat Charter Out Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Time charter and voyage revenues						$ 7,031,000
Bareboat Charter Out Contract [Member] | Baghdad and Erbil [Member]
Defined Benefit Plan Disclosure [Line Items]
Lessee, Operating Lease, Description						10-years